Rio Tinto financial information by business unit - Schedule of financial information by business unit (Parenthetical) (Detail) - USD ($) $ in Millions							5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 01, 2018	Jun. 01, 2018	Sep. 01, 2017	Sep. 01, 2017	Aug. 05, 2016	Feb. 03, 2016	Jun. 01, 2018	Aug. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [Line Items]
Proceeds from sale of surplus land									$ 508
Proceeds from issue of equity to non-controlling interests									85	$ 170	$ 101
Operating assets									$ 43,431	48,556	48,877
Capital expenditure percentage of subsidiaries									100.00%
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Operating assets									$ 3,861	6,313	$ 7,049
Australia [Member]
Disclosure of operating segments [Line Items]
Proceeds from disposal of ownership in joint venture	$ 1,700
Mount Pleasant Thermal Coal Project [Member] | MACH Energy Australia Pty Ltd [Member]
Disclosure of operating segments [Line Items]
Proceeds from disposal capital expenditure					$ 192
Ownership interest in cash generating units disposed					100.00%
Hope Downs Joint Venture [member]
Disclosure of operating segments [Line Items]
Percentage of ownership interest exchanged in joint venture									50.00%
Robe river iron associates [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary									65.00%
Percentage of ownership interest exchanged in joint venture									65.00%
Proportion of net beneficial interest									53.00%
Non-controlling interest (%), Subsidiary									12.00%
Freeport-McMoRan Inc [Member]
Disclosure of operating segments [Line Items]
Percentage of material mined									40.00%
Diavik Joint Venture [member]
Disclosure of operating segments [Line Items]
Percentage of ownership interest exchanged in joint venture									60.00%
Hail Creek [Member]
Disclosure of operating segments [Line Items]
Percentage of ownership interest exchanged in joint venture								82.00%
Hail Creek [Member] | Australia [Member]
Disclosure of operating segments [Line Items]
Ownership interest in joint venture disposed	82.00%
Kestrel Underground Coal Mine [Member]
Disclosure of operating segments [Line Items]
Percentage of ownership interest exchanged in joint venture								80.00%
Winchester South [Member]
Disclosure of operating segments [Line Items]
Percentage of ownership interest exchanged in joint venture							80.00%
Winchester South [Member] | Australia [Member]
Disclosure of operating segments [Line Items]
Ownership interest in joint venture disposed		75.00%
Proceeds from disposal of ownership in joint venture		$ 200
Valeria Development Projects [Member]
Disclosure of operating segments [Line Items]
Percentage of ownership interest exchanged in joint venture								80.00%
Valeria Development Projects [Member] | Australia [Member]
Disclosure of operating segments [Line Items]
Ownership interest in joint venture disposed	71.20%
Kestrel Underground Coal Mine [Member] | Australia [Member]
Disclosure of operating segments [Line Items]
Ownership interest in joint venture disposed	80.00%
Proceeds from disposal of ownership in joint venture	$ 2,250
30 Percent [Member] | Robe river iron associates [member]
Disclosure of operating segments [Line Items]
Net beneficial interest held percentage									30.00%
Net beneficial interest held percentage as owned subsidiary									60.00%
35 Percent [Member] | Robe river iron associates [member]
Disclosure of operating segments [Line Items]
Net beneficial interest held percentage									35.00%
Net beneficial interest held percentage as owned subsidiary									100.00%
Hamersley Iron Pty Limited [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary									100.00%
Hamersley Iron Pty Limited [member] | Ordinary shares [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary									100.00%
Oyu Tolgoi LLC [member] | Turquoise Hill Resources Ltd [member]
Disclosure of operating segments [Line Items]
Percentage of share class held in subsidiaries									50.80%
Oyu Tolgoi LLC [member] | Turquoise Hill Resources Ltd [member] | Oyo Tolgoi Copper-Gold Mine [Member]
Disclosure of operating segments [Line Items]
Percentage of share class held in subsidiaries									66.00%
Argyle Diamonds Limited [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary									100.00%
Argyle Diamonds Limited [member] | Ordinary shares [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary									100.00%
Coal & Allied Industries Limited [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary						100.00%					80.00%
Ownership interest in joint venture disposed			100.00%
Proportion Of Ownership Interest In Subsidiary Disposed				100.00%
Proceeds from issue of equity to non-controlling interests				$ 2,690
Rio Tinto Coal Australia | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Operating assets									$ (837)	$ 1,040	$ 1,807
Rio Tinto Fer et Titane Inc. [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary									100.00%
QIT Madagascar Minerals SA [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary									80.00%
Richards Bay Minerals [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary									74.00%
Energy Resources of Australia Limited [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary									68.40%
Energy Resources of Australia Limited [Member] | Ordinary shares [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary									68.39%
Non-controlling interest (%), Subsidiary									31.61%
Rossing Uranium [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary									68.60%
China national uranium corporation limited [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary									68.60%
Simfer Jersey Limited [member] | Ordinary shares [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary									53.00%
Non-controlling interest (%), Subsidiary									47.00%
Simfer S.A. [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary									85.00%
Non-controlling interest (%), Subsidiary									45.05%
Gove Alumina Refinery and Rio Tinto Marine [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary									100.00%